Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables and Prepayments [Abstract]
Schedule of other receivables and prepayments
	December 31, 2022	December 31, 2021

Prepaid research and development expenses	$305,178	$314,165
Prepaid insurance	47,833	92,035
Prepaid service fee	148,346	90,857
Rental deposits	16,296	12,011
Prepaid rental expenses	-	13,205
Other receivables	204,752	47,697
Others	21,603	23,508
	$744,008	$593,478